TRADE PAYABLES (Details 1) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Trade and other current payables	$ 14	¥ 100	$ 14	¥ 100	¥ 20,326
Not Later Than One Year One [Member]
IfrsStatementLineItems [Line Items]
Trade and other current payables					4,139
Not Later Than One Yearto Two [Member]
IfrsStatementLineItems [Line Items]
Trade and other current payables					5,438
Not Later Thantwo Yeart To Three [Member]
IfrsStatementLineItems [Line Items]
Trade and other current payables			$ 14	¥ 100	¥ 10,749